Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions	1 Months Ended					3 Months Ended
	Mar. 31, 2022 shares $ / shares	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Jan. 31, 2020 shares	Sep. 30, 2019 shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€)	Mar. 01, 2022 $ / shares	Dec. 31, 2021 $ / shares	Feb. 01, 2021 $ / shares	Jan. 01, 2021 EUR (€)	Jan. 01, 2021 USD ($) $ / shares	Jan. 01, 2020 EUR (€)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €						€ 1.0	€ 0.4
Weighted average fair value at measurement date, other equity instruments granted											€ 5.8	$ 7.0	€ 4.3	$ 4.8	€ 1.2	$ 1.4	€ 1.3	$ 1.6
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 26.23								$ 24.5
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						237,800
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period					3 years
New awards granted in the period (in shares)					173,293
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period						3 years
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				761,979
EBITDA and cumulative net sales tranches as percent of total award				37.50%
Share price tranche as percent of total award				25.00%
Restricted shares | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			1,041,953
Liabilities from share-based payment transactions (in shares)			454,320
Shares issued, price per share (in dollars per share) | $ / shares												$ 25.42
Restricted shares | Management Award 2016 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			587,633
Restricted shares | Management Award 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		451,719	368,154
Liabilities from share-based payment transactions (in shares)		180,268	150,926
Shares issued, price per share (in dollars per share) | $ / shares										$ 25.89		$ 25.42
Restricted shares | Management Award 2017 [Member] | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		271,451	217,228
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	237,800
Liabilities from share-based payment transactions (in shares)	99,990
Shares issued, price per share (in dollars per share) | $ / shares								$ 25.17
Restricted shares | January 1, 2018 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	137,810
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period						3 years
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			820,202
EBITDA and cumulative net sales tranches as percent of total award				3750.00%
Share price tranche as percent of total award											2500.00%	2500.00%
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						237,800
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage						50.00%